Fund Name	Ticker Symbol (Exchange)

Simplify Gamma Emerging Market Bond ETF	GAEM (NYSE Arca, Inc.)
Simplify National Muni Bond ETF	NMB (NYSEArca, Inc.)

Supplement dated July 28, 2025, to the Statement of Additional Information (“SAI”) dated July 12, 2024.

Effective immediately, the table entitled “Interested Trustee and Officers” on page 22 of the Statement of
Additional Information is replaced in its entirety with the following:

Name and Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee during the Past Five Years
Paul Kim Year of Birth: 1977	Trustee and President since 2020	Co-Founder, Simplify Asset Management, Inc. (February 2020 to Present); Managing Director, Principal Global Advisors (2015 to 2020).	36	None
David Berns Year of Birth: 1978	Secretary since 2020	Co-Founder, Simplify Asset Management, Inc. (February 2020 to Present); CEO, Portfolio Designer, LLC (2019 to Present); Managing Director, Nasdaq (2018 to 2019); CEO, DMB Trading, LLC (2015 to 2018).	N/A	N/A
Jack Huntington Year of Birth: 1970	Chief Compliance Officer since July 2025	Director in the Fund Officer department of Adviser Compliance Associates, LLC (doing business as ACA Group) - U.S. regulatory division, November 2022 to present; Senior Principal Consultant, Chief Compliance Officer, Foreside Financial Group, LLC, September 2015 to October 2022.	N/A	N/A
Fiona Ho Year of Birth: 1974	Treasurer since November 2023	Chief Operating Officer, Simplify Asset Management, Inc. (2021 to Present); Vice President, Strategic Programs, Spring Education Group (2016 – 2000); Vice President, Account Management, Pacific Investment Management Company, LLC (2010 – 2016).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.
**	The term “Fund Complex” applies only to the operational series of the Trust.

This Supplement dated July 28, 2025, provides relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.